Income Taxes - Major Components of Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense:
Current year	$ 44.3	$ 38.9	$ 35.1
Adjustments for prior years, including changes to net provisions related to tax uncertainties	(3.4)	(6.0)	(12.3)
Current tax expense	40.9	32.9	22.8
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	1.3	10.1	15.4
Changes in previously unrecognized tax losses and deductible temporary differences, including adjustments for prior years	(10.1)	(13.4)	(8.7)
Deferred tax expense	(8.8)	(3.3)	6.7
Income tax expense	$ 32.1	$ 29.6	$ 29.5